INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Summary of income (loss) before income taxes

	Years Ended December 31,
	2022	2023	2024
PRC including Hong Kong and Taiwan	(483)	5,833	5,414
Germany	(410)	(463)	(857)
Other	(713)	(21)	248
Total	(1,606)	5,349	4,805

Schedule of tax expense (benefit)

	Years Ended December 31,
	2022	2023	2024
Current Tax	475	1,175	1,549
Deferred Tax	(268)	29	113
Total	207	1,204	1,662

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2022	2023	2024
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(8)%	2%	4%
Effect of different tax rate of group entities operating in other jurisdictions	(10)%	(4)%	(2)%
Effect of change in valuation allowance	(15)%	(0)%	1%
Effect of tax holiday	1%	(1)%	(1)%
Effect of cash dividends	(6)%	1%	8%
Effective tax rate	(13)%	23%	35%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2022	2023	2024
Aggregate amount	22	60	47
Per share effect—basic	0.01	0.02	0.02
Per share effect—diluted	0.01	0.02	0.02

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2023	2024
Deferred tax assets:
Net loss carryforward	1,289	1,091
Deferred revenue	454	562
Long-term assets	399	485
Bad debt provision	80	80
Accrued payroll	(10)	110
Other accrued expenses	74	(12)
Others	231	133
Valuation allowance	(675)	(718)
Total deferred tax assets, net of valuation allowance	1,842	1,731
Deferred tax liabilities:
Fair value adjustment for building, land use rights and identified intangible assets due to acquisition	1,593	1,400
Others	51	5
Withholding tax	—	191
Total deferred tax liabilities	1,644	1,596
Net deferred tax assets	198	135
Analysis as:
Deferred tax assets	1,043	1,054
Deferred tax liabilities	845	919
Net deferred tax assets	198	135

Summary of movement of the valuation allowance

	Years Ended December 31,
	2022	2023	2024
Balance at the beginning of the year	(466)	(731)	(675)
Provided	(338)	(145)	(271)
Reversed	41	165	177
Written off	32	36	51
Balance at the end of the year	(731)	(675)	(718)

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2022	2023	2024
Balance at the beginning of the year	60	65	67
Addition for tax positions	5	2	18
Balance at the end of the year	65	67	85